Shareholder Fees (Vanguard REIT Index Fund ETF)	Vanguard REIT Index Fund Vanguard REIT Index Fund - ETF Shares 2/1/2014 - 1/31/2015
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0